Taxation	12 Months Ended
Dec. 31, 2017
Taxation [Abstract]
Taxation
21.	Taxation

(i)	Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	PRC Enterprise Income Tax (“EIT”)

The PRC enterprise income tax is calculated based on the taxable income determined under the PRC laws and accounting standards.

Under the Corporate Income Tax (“CIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%. In accordance with the implementation rules of the CIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% and a “Software Enterprise”(“SE”) is entitled exemption from income taxation for the first two years, counting from the year the enterprise makes profit, and reduction half for the next three years.

Shenzhen Xunlei has been recognized as HNTE under the CIT law by relevant government authorities entitled to preferential tax rate of 15% for the years ended December 31, 2015, 2016 and 2017. Onething and Wangwenhua have been recognized as HNTE under the CIT law by relevant government authorities entitled to preferential tax rate of 15% for the years ended December 31, 2017.

Xunlei Computer was further exempted from EIT for two years commencing from its first year of profitable operation after offsetting prior years’ tax losses, followed by a 50% reduction for the next three years (“2-year Exemption and 3-year 50% Reduction”). The first year of profitable operation of Xunlei Computer is 2013. Xunlei Computer is eligible for a 50% deduction for the years ended December 31, 2015, 2016 and 2017.

According to a policy of the PRC State tax bureau, enterprises that engage in research and development activities are entitled to claim 150% of the research and development expenses incurred in a year as tax deductible expenses in determining their tax assessable profits for that year, or Super Deduction. Shenzhen Xunlei has been claiming this Super Deduction for the years ended December 31, 2015, 2016 and 2017.

The other PRC subsidiaries and Consolidated VIEs are subject to a 25% EIT rate.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC are subject to PRC withholding tax, or WHT, at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is generally applicable to any dividends to be distributed from Giganology Shenzhen and Xunlei Computer to the Company out of any profits of Giganology Shenzhen and Xunlei Computer derived after January 1, 2008. Up to December 31, 2017, both Giganology Shenzhen and Xunlei Computer did not declare any dividend to the parent company and have determined that it has no present plan to declare and pay any dividends. The Group currently plans to continue to reinvest its subsidiaries’ undistributed earnings, if any, in its operations in China indefinitely. Accordingly, no withholding income tax was accrued or required to be accrued as of December 31, 2016 and 2017. The undistributed earnings from the Group’s PRC entities as of December 31, 2016 and 2017 amounted to USD 19,883,000 and USD 12,568,000 respectively. An estimated foreign withholding taxes of USD 1,988,000 and USD 1,257,000 would be due if these earnings were remitted as dividends as of December 31, 2016 and 2017, respectively.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in the PRC as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2017, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

The current and deferred portions of income tax expense included in the consolidated statements of operations are as follows:

Continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Current income tax expenses /(benefit)	289	71	(38)
Deferred income tax benefit	(4,034)	(2,540)	(2,214)
Income tax benefit	(3,745)	(2,469)	(2,252)

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended December 31,
	2015	2016	2017
Aggregate dollar effect (In thousands)	(830)	(1,430)	(4,102)
Per share effect—basic	0.00	0.00	(0.01)
Per share effect—diluted	0.00	0.00	(0.01)

The reconciliation of total tax benefit computed by applying the respective statutory income tax rates to pre-tax loss is as follows:

Continuing operations	Years ended December 31,
(In thousands)	2015	2016	2017
Income tax benefit at PRC statutory rate (based on statutory tax rate applicable to enterprises in China)	(5,202)	(8,319)	(11,617)
Effects of differences in tax rates in different jurisdictions applicable to entities of the Group outside of the PRC	2,400	2,145	1,341
Non-deductible expenses	14	12	32
Effect of Super Deduction available to Shenzhen Xunlei	—	(901)	(546)
Effect of tax holiday	1,537	2,234	4,102
Change in valuation allowance of deferred tax assets	4,750	—	6,748
Effect on deferred tax assets due to change in tax rates	(8)	—	—
Outside basis difference arising from VIE and its subsidiaries in the PRC	(2,174)	(5,743)	(652)
Expiration of tax loss	290	91	—
Others	(5,352)	8,012	(1,660)
Income tax benefit	(3,745)	(2,469)	(2,252)

The tax effects of temporary differences that give rise to the deferred tax asset and liability balances at December 31, 2016 and 2017 are as follows:

(In thousands)	December 31, 2016	December 31, 2017
Deferred tax assets, current portion:
Net operating loss carried forward (note a)	1,276	—
Amortization of intangible assets arising from intragroup transactions (note b)	51	—
Valuation allowance	(106)	—
Deferred tax assets, current portion, net	1,221	—

Deferred tax assets, non-current portion:
Net operating losses carried forward (note a)	12,093	19,246
Impairment of long-term equity investment	348	562
Allowance for advance to suppliers	576	88
Impairment of intangible assets	—	686
Impairment of property and equipment	—	151
Impairment of other receivables	—	1,938
Valuation allowance	(9,745)	(16,599)
Deferred tax assets, non-current portion, net (note d)	3,272	6,072

Deferred tax liabilities, non-current portion:
Outside basis difference (note c)	(635)	—

Upon adoption of ASU2015-17, deferred tax assets and liabilities are classified as noncurrent in the statement of financial position for the year ended December 31, 2017. Prior periods were not retrospectively adjusted.

Note a:
As of December 31, 2017, the Group had tax loss carryforwards of USD 10,314,000, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

(In thousands)
2018	5,721
2019	3,389
2020	555
2021	75
2022 and thereafter	574
10,314

Note b:
Before 2008, Giganology Shenzhen sold several self-developed software at a market valuation of approximately RMB 42 million (USD 6.4 million) to Shenzhen Xunlei. Shenzhen Xunlei was entitled to capitalize the amounts as intangible assets for tax purposes and the respective amortization charges could be entitled to claim tax deduction. As a result, this transaction had created a temporary difference between the accounting base (on a group basis) and the tax base (on Shenzhen Xunlei standalone basis) and led to origination of a deferred tax asset.

Note c:
The deferred tax liabilities arising from the aggregate retained earnings and reserves of the VIE and its subsidiaries that are expected to be recovered by Giganology Shenzhen and other affiliates of the Group in the future periods, amounted to USD 2,541,000 and nil as of December 31, 2016 and 2017, respectively.

Note d:	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows:

(In thousands)
Within one year	6,033
After one year	39
6,072

Movement of valuation allowance is as follows:

	Years ended December 31,
(In thousands)	2015	2016	2017
Beginning balance	(291)	(4,559)	(9,851)
Additions	(4,268)	(5,292)	(6,748)
Write-off	—	—	—
Ending balance	(4,559)	(9,851)	(16,599)

In 2016, valuation allowance was provided for net operating loss carryforwards of Beijing Xunlei, Xunlei Games, Onething, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of their future taxable income, and the fact that the five entities were not included in the tax strategy plan. In 2017, valuation allowance was provided for net operating loss carryforwards of Beijing Xunlei, Xunlei Games, Onething, Beijing Xunjing and Crystal Interactive because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of their future taxable income, and the fact that the five entities were not included in the tax strategy plan.

As of December 31, 2017, the tax returns of the Group’s subsidiaries, VIE and its subsidiaries since their respective dates of incorporation are still open to examination.